UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 800 Third Avenue
         19th Floor
         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     /s/ Jon R. Persson     New York, NY     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $1,086,428 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109       43    42968 SH       SOLE                        0        0    42968
CANTEL MEDICAL CORP            COM              138098108      656    44729 SH       SOLE                        0        0    44729
COMMUNITY BANKERS TR CORP      COM              203612106       48    15906 SH       SOLE                        0        0    15906
ISHARES INC                    MSCI EMU INDEX   464286608      307    10034 SH       SOLE                        0        0    10034
ISHARES INC                    MSCI PAC J IDX   464286665      300    11367 SH       SOLE                        0        0    11367
ISHARES TR                     RUSSELL MIDCAP   464287499    15798   264528 SH       SOLE                        0        0   264528
ISHARES TR                     FTSE XNHUA IDX   464287184      259     8918 SH       SOLE                        0        0     8918
ISHARES TR                     RUSSELL 1000     464287622   301038  6159980 SH       SOLE                        0        0  6159980
ISHARES TR                     RUSSELL 2000     464287655    48000   974810 SH       SOLE                        0        0   974810
ISHARES TR                     RUSSELL MCP VL   464287473      256     9007 SH       SOLE                        0        0     9007
ISHARES TR                     S&P 100 IDX FD   464287101     5931   137285 SH       SOLE                        0        0   137285
ISHARES TR                     S&P EURO PLUS    464287861    22204   713049 SH       SOLE                        0        0   713049
ISHARES TR                     S&P SMLCAP 600   464287804     1459    33180 SH       SOLE                        0        0    33180
ISHARES TR                     MSCI EAFE IDX    464287465   202939  4523821 SH       SOLE                        0        0  4523821
ISHARES TR                     RUSSELL1000VAL   464287598   138556  2797985 SH       SOLE                        0        0  2797985
ISHARES TR                     S&P 500 INDEX    464287200    54968   608662 SH       SOLE                        0        0   608662
ISHARES TR                     S&P MIDCAP 400   464287507     1537    28824 SH       SOLE                        0        0    28824
ISHARES TR                     RUSSELL1000GRW   464287614   140659  3795428 SH       SOLE                        0        0  3795428
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    25639   862119 SH       SOLE                        0        0   862119
QUEST DIAGNOSTICS INC          COM              74834l100      265     5100 SH       SOLE                        0        0     5100
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506      372     7784 SH       SOLE                        0        0     7784
SPDR INDEX SHS FDS             MSCI ACWI EXUS   78463x848     3813   163500 SH       SOLE                        0        0   163500
SPDR TR                        UNIT SER 1       78462F103    43639   484390 SH       SOLE                        0        0   484390
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2163    53085 SH       SOLE                        0        0    53085
VANGUARD INDEX FDS             REIT ETF         922908553     2741    75204 SH       SOLE                        0        0    75204
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    17332   735356 SH       SOLE                        0        0   735356
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     5975   184856 SH       SOLE                        0        0   184856
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866    46656  1064712 SH       SOLE                        0        0  1064712
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     2747    99983 SH       SOLE                        0        0    99983
WASTE SERVICES INC DEL         COM NEW          941075202      128    19415 SH       SOLE                        0        0    19415